Shareholder Report	12 Months Ended
	Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calvert Management Series
Entity Central Index Key	0000319676
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000194063
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class A
Trading Symbol	CFOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$292	2.85%

Expenses Paid, Amount	$ 292
Expense Ratio, Percent	2.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↓ The Fund experienced significant outflows during the period, and the resulting need to increase cash detracted from Index-relative performance

↓ Loan selection within the professional services, health care providers & services, and machinery industries detracted from Index-relative returns

↓ Selection within B-rated loans generally weighed on Index-relative performance

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the interest income of loans held in the Fund’s underlying portfolio

↑ Loan selection within the automobile components, beverages, chemicals, and IT services industries aided Index-relative performance

↑ An underweight exposure to CCC-rated loans helped Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/17	$10,000	$10,000	$10,000
11/17	$9,669	$9,985	$10,048
12/17	$9,699	$10,029	$10,088
1/18	$9,773	$9,932	$10,185
2/18	$9,786	$9,838	$10,205
3/18	$9,804	$9,888	$10,234
4/18	$9,847	$9,822	$10,277
5/18	$9,844	$9,875	$10,294
6/18	$9,837	$9,861	$10,306
7/18	$9,900	$9,882	$10,382
8/18	$9,929	$9,930	$10,424
9/18	$9,989	$9,888	$10,495
10/18	$9,973	$9,805	$10,492
11/18	$9,871	$9,849	$10,397
12/18	$9,557	$10,003	$10,133
1/19	$9,842	$10,141	$10,391
2/19	$10,013	$10,152	$10,556
3/19	$9,970	$10,336	$10,538
4/19	$10,133	$10,350	$10,712
5/19	$10,084	$10,509	$10,689
6/19	$10,104	$10,657	$10,714
7/19	$10,189	$10,689	$10,800
8/19	$10,179	$10,931	$10,771
9/19	$10,231	$10,884	$10,821
10/19	$10,200	$10,919	$10,772
11/19	$10,248	$10,917	$10,835
12/19	$10,427	$10,933	$11,008
1/20	$10,475	$11,129	$11,070
2/20	$10,317	$11,296	$10,924
3/20	$9,121	$11,075	$9,572
4/20	$9,419	$11,297	$10,003
5/20	$9,745	$11,402	$10,383
6/20	$9,787	$11,497	$10,501
7/20	$9,993	$11,699	$10,707
8/20	$10,114	$11,632	$10,867
9/20	$10,124	$11,611	$10,935
10/20	$10,126	$11,570	$10,958
11/20	$10,360	$11,720	$11,202
12/20	$10,471	$11,761	$11,352
1/21	$10,582	$11,687	$11,487
2/21	$10,623	$11,536	$11,555
3/21	$10,601	$11,402	$11,554
4/21	$10,641	$11,498	$11,614
5/21	$10,697	$11,542	$11,681
6/21	$10,730	$11,626	$11,725
7/21	$10,719	$11,743	$11,723
8/21	$10,776	$11,735	$11,779
9/21	$10,831	$11,635	$11,854
10/21	$10,853	$11,625	$11,886
11/21	$10,817	$11,639	$11,867
12/21	$10,899	$11,631	$11,943
1/22	$10,897	$11,376	$11,986
2/22	$10,838	$11,221	$11,925
3/22	$10,818	$10,920	$11,930
4/22	$10,810	$10,513	$11,956
5/22	$10,489	$10,571	$11,650
6/22	$10,144	$10,359	$11,398
7/22	$10,450	$10,620	$11,641
8/22	$10,599	$10,344	$11,817
9/22	$10,250	$9,898	$11,548
10/22	$10,358	$9,790	$11,663
11/22	$10,503	$10,155	$11,802
12/22	$10,514	$10,120	$11,851
1/23	$10,844	$10,434	$12,167
2/23	$10,917	$10,178	$12,237
3/23	$10,921	$10,416	$12,233
4/23	$11,036	$10,480	$12,362
5/23	$10,969	$10,371	$12,339
6/23	$11,243	$10,355	$12,619
7/23	$11,413	$10,366	$12,781
8/23	$11,528	$10,303	$12,931
9/23	$11,583	$10,057	$13,055
10/23	$11,529	$9,906	$13,053
11/23	$11,710	$10,352	$13,212
12/23	$11,929	$10,745	$13,429
1/24	$12,019	$10,719	$13,520
2/24	$12,118	$10,591	$13,643
3/24	$12,227	$10,695	$13,759
4/24	$12,290	$10,445	$13,842
5/24	$12,393	$10,618	$13,972
6/24	$12,425	$10,715	$14,021
7/24	$12,515	$10,958	$14,116
8/24	$12,588	$11,119	$14,206
9/24	$12,676	$11,272	$14,307
10/24	$12,777	$11,016	$14,431
11/24	$12,901	$11,132	$14,550
12/24	$12,954	$10,964	$14,632
1/25	$13,032	$11,030	$14,733
2/25	$13,031	$11,258	$14,749
3/25	$12,951	$11,255	$14,703
4/25	$12,811	$11,295	$14,695
5/25	$13,024	$11,238	$14,923
6/25	$13,099	$11,413	$15,043
7/25	$13,186	$11,397	$15,175
8/25	$13,259	$11,533	$15,242
9/25	$13,293	$11,665	$15,309

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class A	4.91%	5.60%	4.07%
Class A with 3.25% Maximum Sales Charge	1.51%	4.91%	3.63%
Bloomberg U.S. Universal Index	3.40%	0.08%	1.95%
Morningstar®LSTA® US Leveraged Loan Index℠	7.00%	6.96%	5.48%

Performance Inception Date	Oct. 10, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 44,333,944
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 243,854
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$44,333,944
# of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$243,854

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Corporate Bonds	2.5%
Short-Term Investments	13.2%
Senior Floating-Rate Loans	83.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.7%
CCC or Lower	3.0%
B	59.2%
BB	28.8%
BBB	7.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000194065
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class I
Trading Symbol	CFOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$263	2.56%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↓ The Fund experienced significant outflows during the period, and the resulting need to increase cash detracted from Index-relative performance

↓ Loan selection within the professional services, health care providers & services, and machinery industries detracted from Index-relative returns

↓ Selection within B-rated loans generally weighed on Index-relative performance

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the interest income of loans held in the Fund’s underlying portfolio

↑ Loan selection within the automobile components, beverages, chemicals, and IT services industries aided Index-relative performance

↑ An underweight exposure to CCC-rated loans helped Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/17	$1,000,000	$1,000,000	$1,000,000
12/17	$1,003,334	$1,002,889	$1,008,816
3/18	$1,014,197	$988,782	$1,023,423
6/18	$1,017,181	$986,108	$1,030,572
9/18	$1,034,714	$988,785	$1,049,520
12/18	$990,714	$1,000,333	$1,013,269
3/19	$1,034,128	$1,033,564	$1,053,770
6/19	$1,047,600	$1,065,729	$1,071,440
9/19	$1,061,463	$1,088,352	$1,082,086
12/19	$1,083,324	$1,093,277	$1,100,834
3/20	$947,115	$1,107,498	$957,229
6/20	$1,016,978	$1,149,748	$1,050,106
9/20	$1,052,638	$1,161,102	$1,093,541
12/20	$1,089,425	$1,176,097	$1,135,230
3/21	$1,103,664	$1,140,199	$1,155,449
6/21	$1,117,761	$1,162,587	$1,172,460
9/21	$1,128,981	$1,163,456	$1,185,440
12/21	$1,136,719	$1,163,124	$1,194,289
3/22	$1,129,010	$1,092,009	$1,193,047
6/22	$1,059,196	$1,035,941	$1,139,813
9/22	$1,070,917	$989,814	$1,154,783
12/22	$1,099,199	$1,012,006	$1,185,079
3/23	$1,142,466	$1,041,637	$1,223,324
6/23	$1,176,834	$1,035,523	$1,261,857
9/23	$1,213,289	$1,005,742	$1,305,495
12/23	$1,250,297	$1,074,480	$1,342,947
3/24	$1,280,886	$1,069,456	$1,375,929
6/24	$1,303,865	$1,071,484	$1,402,086
9/24	$1,331,011	$1,127,186	$1,430,739
12/24	$1,361,057	$1,096,385	$1,463,207
3/25	$1,361,583	$1,125,529	$1,470,254
6/25	$1,377,893	$1,141,283	$1,504,293
9/25	$1,399,750	$1,166,546	$1,530,904

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class I	5.16%	5.86%	4.31%
Bloomberg U.S. Universal Index	3.40%	0.08%	1.95%
Morningstar®LSTA® US Leveraged Loan Index℠	7.00%	6.96%	5.48%

Performance Inception Date	Oct. 10, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 44,333,944
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 243,854
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$44,333,944
# of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$243,854

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Corporate Bonds	2.5%
Short-Term Investments	13.2%
Senior Floating-Rate Loans	83.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.7%
CCC or Lower	3.0%
B	59.2%
BB	28.8%
BBB	7.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000194066
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class R6
Trading Symbol	CFORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$256	2.50%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↓ The Fund experienced significant outflows during the period, and the resulting need to increase cash detracted from Index-relative performance

↓ Loan selection within the professional services, health care providers & services, and machinery industries detracted from Index-relative returns

↓ Selection within B-rated loans generally weighed on Index-relative performance

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the interest income of loans held in the Fund’s underlying portfolio

↑ Loan selection within the automobile components, beverages, chemicals, and IT services industries aided Index-relative performance

↑ An underweight exposure to CCC-rated loans helped Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/17	$5,000,000	$5,000,000	$5,000,000
11/17	$4,995,499	$4,992,434	$5,024,180
12/17	$5,012,261	$5,014,443	$5,044,078
1/18	$5,056,611	$4,966,189	$5,092,626
2/18	$5,056,617	$4,919,099	$5,102,738
3/18	$5,071,476	$4,943,910	$5,117,117
4/18	$5,094,882	$4,910,922	$5,138,261
5/18	$5,093,904	$4,937,703	$5,146,923
6/18	$5,085,914	$4,930,542	$5,152,859
7/18	$5,119,201	$4,940,861	$5,190,941
8/18	$5,140,570	$4,965,202	$5,211,768
9/18	$5,167,178	$4,943,927	$5,247,600
10/18	$5,165,195	$4,902,569	$5,245,971
11/18	$5,113,664	$4,924,618	$5,198,643
12/18	$4,946,804	$5,001,666	$5,066,346
1/19	$5,100,705	$5,070,629	$5,195,367
2/19	$5,184,741	$5,076,155	$5,278,062
3/19	$5,168,954	$5,167,819	$5,268,848
4/19	$5,249,291	$5,175,052	$5,355,869
5/19	$5,224,888	$5,254,327	$5,344,253
6/19	$5,236,518	$5,328,646	$5,357,201
7/19	$5,286,845	$5,344,507	$5,400,146
8/19	$5,277,687	$5,465,439	$5,385,304
9/19	$5,305,798	$5,441,760	$5,410,428
10/19	$5,290,632	$5,459,342	$5,386,090
11/19	$5,322,034	$5,458,251	$5,417,735
12/19	$5,415,037	$5,466,384	$5,504,170
1/20	$5,435,793	$5,564,494	$5,534,924
2/20	$5,354,871	$5,647,813	$5,461,776
3/20	$4,734,346	$5,537,491	$4,786,144
4/20	$4,890,099	$5,648,415	$5,001,601
5/20	$5,060,646	$5,701,170	$5,191,438
6/20	$5,083,637	$5,748,740	$5,250,529
7/20	$5,191,771	$5,849,722	$5,353,290
8/20	$5,255,612	$5,815,991	$5,433,250
9/20	$5,261,928	$5,805,509	$5,467,703
10/20	$5,264,291	$5,784,759	$5,478,824
11/20	$5,381,066	$5,860,246	$5,600,781
12/20	$5,445,867	$5,880,483	$5,676,148
1/21	$5,504,776	$5,843,521	$5,743,639
2/21	$5,527,288	$5,768,123	$5,777,390
3/21	$5,517,105	$5,700,997	$5,777,246
4/21	$5,539,078	$5,748,935	$5,806,935
5/21	$5,569,106	$5,770,864	$5,840,664
6/21	$5,587,610	$5,812,934	$5,862,298
7/21	$5,582,902	$5,871,303	$5,861,522
8/21	$5,613,774	$5,867,384	$5,889,357
9/21	$5,643,729	$5,817,279	$5,927,198
10/21	$5,650,136	$5,812,525	$5,943,000
11/21	$5,638,764	$5,819,546	$5,933,522
12/21	$5,676,459	$5,815,622	$5,971,443
1/22	$5,682,620	$5,688,119	$5,993,158
2/22	$5,653,095	$5,610,568	$5,962,384
3/22	$5,644,083	$5,460,043	$5,965,233
4/22	$5,634,984	$5,256,397	$5,978,179
5/22	$5,474,190	$5,285,319	$5,825,245
6/22	$5,295,106	$5,179,705	$5,699,064
7/22	$5,456,207	$5,309,933	$5,820,594
8/22	$5,528,338	$5,171,895	$5,908,492
9/22	$5,353,300	$4,949,070	$5,773,916
10/22	$5,410,673	$4,894,768	$5,831,292
11/22	$5,487,661	$5,077,276	$5,901,143
12/22	$5,494,752	$5,060,031	$5,925,396
1/23	$5,668,501	$5,216,995	$6,083,448
2/23	$5,707,510	$5,088,805	$6,118,540
3/23	$5,710,913	$5,208,185	$6,116,618
4/23	$5,765,618	$5,240,000	$6,180,950
5/23	$5,738,434	$5,185,673	$6,169,597
6/23	$5,882,654	$5,177,614	$6,309,286
7/23	$5,966,645	$5,182,762	$6,390,381
8/23	$6,034,785	$5,151,551	$6,465,252
9/23	$6,064,888	$5,028,712	$6,527,474
10/23	$6,037,702	$4,953,089	$6,526,289
11/23	$6,133,788	$5,176,002	$6,605,890
12/23	$6,249,879	$5,372,402	$6,714,735
1/24	$6,298,020	$5,359,545	$6,760,064
2/24	$6,351,264	$5,295,286	$6,821,530
3/24	$6,402,952	$5,347,278	$6,879,645
4/24	$6,444,343	$5,222,320	$6,921,037
5/24	$6,492,447	$5,308,887	$6,986,030
6/24	$6,517,892	$5,357,419	$7,010,431
7/24	$6,558,781	$5,479,020	$7,058,240
8/24	$6,605,840	$5,559,676	$7,103,022
9/24	$6,653,495	$5,635,930	$7,153,697
10/24	$6,707,757	$5,507,922	$7,215,253
11/24	$6,774,364	$5,565,991	$7,274,895
12/24	$6,803,695	$5,481,927	$7,316,035
1/25	$6,846,079	$5,514,961	$7,366,585
2/25	$6,846,545	$5,628,987	$7,374,379
3/25	$6,806,234	$5,627,643	$7,351,270
4/25	$6,733,525	$5,647,520	$7,347,328
5/25	$6,847,134	$5,618,877	$7,461,447
6/25	$6,887,039	$5,706,417	$7,521,463
7/25	$6,934,090	$5,698,271	$7,587,286
8/25	$6,974,033	$5,766,717	$7,621,203
9/25	$6,995,769	$5,832,732	$7,654,521

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class R6	5.14%	5.86%	4.30%
Bloomberg U.S. Universal Index	3.40%	0.08%	1.95%
Morningstar®LSTA® US Leveraged Loan Index℠	7.00%	6.96%	5.48%

Performance Inception Date	Oct. 10, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 44,333,944
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 243,854
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$44,333,944
# of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$243,854

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Corporate Bonds	2.5%
Short-Term Investments	13.2%
Senior Floating-Rate Loans	83.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.7%
CCC or Lower	3.0%
B	59.2%
BB	28.8%
BBB	7.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000241878
Shareholder Report [Line Items]
Fund Name	Calvert Global Equity Fund
Class Name	Class A
Trading Symbol	CGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Danaher, a U.S. healthcare conglomerate, declined in value as the company faced challenges in the Chinese market and uncertainty in their bioproduction and life sciences segment

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ Among sectors, stock selections and an overweight position in health care, and stock selections in industrials hurt returns

↑ Alphabet, a U.S. technology giant, helped returns due to their artificial intelligence investment as well as a positive ruling in their anti-trust lawsuit

↑ Micron, a U.S.-based memory and storage solutions company, contributed to returns on the increase in demand for their memory solutions utilized by AI companies

↑ Taiwan Semiconductor Manufacturing Co., the global semiconductor manufacturer, increased in value on surging demand for high-end microchips powering AI applications

↑ Among sectors, stock selections within consumer staples and avoiding the real estate and energy sectors helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World Index
12/15	$10,000	$10,000
1/16	$8,963	$9,450
2/16	$8,565	$9,379
3/16	$9,077	$10,016
4/16	$9,238	$10,174
5/16	$9,371	$10,231
6/16	$9,077	$10,117
7/16	$9,617	$10,544
8/16	$9,522	$10,553
9/16	$9,503	$10,609
10/16	$9,276	$10,404
11/16	$9,276	$10,553
12/16	$9,467	$10,806
1/17	$9,773	$11,067
2/17	$9,945	$11,374
3/17	$10,059	$11,495
4/17	$10,327	$11,665
5/17	$10,461	$11,912
6/17	$10,489	$11,957
7/17	$10,805	$12,244
8/17	$10,728	$12,261
9/17	$11,024	$12,536
10/17	$11,120	$12,773
11/17	$11,301	$13,050
12/17	$11,441	$13,226
1/18	$12,085	$13,925
2/18	$11,510	$13,348
3/18	$11,550	$13,057
4/18	$11,689	$13,207
5/18	$11,709	$13,290
6/18	$11,709	$13,283
7/18	$11,996	$13,698
8/18	$12,125	$13,868
9/18	$12,174	$13,945
10/18	$11,134	$12,921
11/18	$11,421	$13,068
12/18	$10,548	$12,074
1/19	$11,239	$13,013
2/19	$11,627	$13,405
3/19	$11,972	$13,581
4/19	$12,446	$14,062
5/19	$11,648	$13,251
6/19	$12,554	$14,124
7/19	$12,554	$14,194
8/19	$12,425	$13,904
9/19	$12,597	$14,200
10/19	$13,018	$14,561
11/19	$13,396	$14,967
12/19	$13,900	$15,415
1/20	$13,812	$15,321
2/20	$12,799	$14,026
3/20	$10,860	$12,170
4/20	$12,080	$13,499
5/20	$12,756	$14,151
6/20	$13,039	$14,526
7/20	$13,442	$15,221
8/20	$14,205	$16,238
9/20	$13,802	$15,677
10/20	$13,213	$15,197
11/20	$15,011	$17,140
12/20	$15,829	$17,866
1/21	$15,588	$17,689
2/21	$16,102	$18,142
3/21	$16,594	$18,746
4/21	$17,523	$19,618
5/21	$17,862	$19,901
6/21	$18,026	$20,197
7/21	$18,529	$20,559
8/21	$19,239	$21,071
9/21	$18,332	$20,196
10/21	$19,513	$21,340
11/21	$18,857	$20,872
12/21	$19,771	$21,764
1/22	$18,947	$20,613
2/22	$18,446	$20,091
3/22	$18,387	$20,643
4/22	$16,883	$18,928
5/22	$16,883	$18,942
6/22	$15,523	$17,301
7/22	$16,919	$18,675
8/22	$15,881	$17,894
9/22	$14,342	$16,231
10/22	$15,332	$17,396
11/22	$16,704	$18,606
12/22	$16,070	$17,816
1/23	$17,272	$19,076
2/23	$16,677	$18,618
3/23	$17,490	$19,193
4/23	$17,927	$19,530
5/23	$17,782	$19,335
6/23	$18,595	$20,504
7/23	$18,874	$21,193
8/23	$18,473	$20,687
9/23	$17,393	$19,794
10/23	$17,017	$19,220
11/23	$18,643	$21,022
12/23	$19,633	$22,054
1/24	$19,781	$22,318
2/24	$20,511	$23,265
3/24	$20,869	$24,012
4/24	$20,239	$23,120
5/24	$20,968	$24,153
6/24	$21,302	$24,644
7/24	$21,191	$25,078
8/24	$21,636	$25,741
9/24	$21,994	$26,213
10/24	$21,277	$25,693
11/24	$21,871	$26,872
12/24	$21,347	$26,171
1/25	$22,066	$27,095
2/25	$21,796	$26,900
3/25	$20,666	$25,702
4/25	$20,756	$25,931
5/25	$22,413	$27,466
6/25	$23,196	$28,651
7/25	$23,081	$29,020
8/25	$23,325	$29,777
9/25	$23,861	$30,734

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 12/17/15 (Inception)
Class A	8.44%	11.56%	9.88%
Class A with 5.25% Maximum Sales Charge	2.73%	10.36%	9.29%
MSCI World Index (net of foreign withholding taxes)	17.25%	14.40%	12.15%

Performance Inception Date	Dec. 17, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 10,304,931
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,304,931
# of Portfolio Holdings	44
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	3.3%
India	1.8%
Germany	2.0%
Taiwan	2.1%
Singapore	2.2%
Hong Kong	2.7%
Netherlands	5.2%
Switzerland	6.5%
France	9.8%
United Kingdom	9.9%
United States	54.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	6.9%
Alphabet, Inc., Class A	5.7%
Amazon.com, Inc.	5.3%
NVIDIA Corp.	4.6%
ASML Holding NV	3.6%
Nestle SA	3.2%
Compass Group PLC	2.8%
AIA Group Ltd.	2.7%
Reckitt Benckiser Group PLC	2.6%
Visa, Inc., Class A	2.5%
Total	39.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241877
Shareholder Report [Line Items]
Fund Name	Calvert Global Equity Fund
Class Name	Class I
Trading Symbol	CGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Danaher, a U.S. healthcare conglomerate, declined in value as the company faced challenges in the Chinese market and uncertainty in their bioproduction and life sciences segment

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ Among sectors, stock selections and an overweight position in health care, and stock selections in industrials hurt returns

↑ Alphabet, a U.S. technology giant, helped returns due to their artificial intelligence investment as well as a positive ruling in their anti-trust lawsuit

↑ Micron, a U.S.-based memory and storage solutions company, contributed to returns on the increase in demand for their memory solutions utilized by AI companies

↑ Taiwan Semiconductor Manufacturing Co., the global semiconductor manufacturer, increased in value on surging demand for high-end microchips powering AI applications

↑ Among sectors, stock selections within consumer staples and avoiding the real estate and energy sectors helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Index
12/15	$1,000,000	$1,000,000
12/15	$1,004,000	$1,005,085
3/16	$958,000	$1,001,570
6/16	$958,000	$1,011,668
9/16	$1,003,000	$1,060,892
12/16	$999,168	$1,080,572
3/17	$1,061,679	$1,149,469
6/17	$1,107,050	$1,195,748
9/17	$1,163,512	$1,253,608
12/17	$1,207,508	$1,322,623
3/18	$1,219,008	$1,305,679
6/18	$1,235,735	$1,328,325
9/18	$1,284,872	$1,394,483
12/18	$1,113,269	$1,207,403
3/19	$1,263,526	$1,358,084
6/19	$1,324,995	$1,412,417
9/19	$1,329,548	$1,419,968
12/19	$1,466,977	$1,541,492
3/20	$1,146,219	$1,216,983
6/20	$1,376,153	$1,452,576
9/20	$1,456,630	$1,567,747
12/20	$1,670,582	$1,786,628
3/21	$1,751,342	$1,874,560
6/21	$1,902,479	$2,019,728
9/21	$1,934,783	$2,019,585
12/21	$2,086,519	$2,176,421
3/22	$1,942,968	$2,064,270
6/22	$1,642,016	$1,730,137
9/22	$1,513,576	$1,623,082
12/22	$1,696,384	$1,781,584
3/23	$1,847,801	$1,919,313
6/23	$1,965,855	$2,050,392
9/23	$1,838,819	$1,979,412
12/23	$2,076,453	$2,205,372
3/24	$2,208,687	$2,401,222
6/24	$2,257,128	$2,464,412
9/24	$2,331,755	$2,621,267
12/24	$2,263,335	$2,617,135
3/25	$2,193,673	$2,570,229
6/25	$2,462,760	$2,865,082
9/25	$2,533,788	$3,073,382

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 12/17/15 (Inception)
Class I	8.66%	11.70%	9.96%
MSCI World Index (net of foreign withholding taxes)	17.25%	14.40%	12.15%

Performance Inception Date	Dec. 17, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 10,304,931
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,304,931
# of Portfolio Holdings	44
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	3.3%
India	1.8%
Germany	2.0%
Taiwan	2.1%
Singapore	2.2%
Hong Kong	2.7%
Netherlands	5.2%
Switzerland	6.5%
France	9.8%
United Kingdom	9.9%
United States	54.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	6.9%
Alphabet, Inc., Class A	5.7%
Amazon.com, Inc.	5.3%
NVIDIA Corp.	4.6%
ASML Holding NV	3.6%
Nestle SA	3.2%
Compass Group PLC	2.8%
AIA Group Ltd.	2.7%
Reckitt Benckiser Group PLC	2.6%
Visa, Inc., Class A	2.5%
Total	39.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241880
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class A
Trading Symbol	CSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.31%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Amplifon SpA, an Italian hearing device manufacturer, detracted from relative returns as its share price dropped due to softening demand resulting in downward revisions in revenue

↓ CBIZ, Inc. detracted from returns as its shares came under pressure due to higher costs and leverage related to a recent acquisition, and weaker pricing impacting investor sentiment

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, boosted results due to rising defense spending in Europe and securing government contracts

↑ Euronext NV, a Dutch investment banking firm offering trading and post trading services helped returns as it benefitted from its strong revenues in trading services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World Index	MSCI World Small Cap Index
9/15	$10,000	$10,000	$10,000
10/15	$10,027	$10,792	$10,574
11/15	$10,106	$10,739	$10,692
12/15	$9,793	$10,550	$10,423
1/16	$9,157	$9,919	$9,613
2/16	$9,104	$9,845	$9,679
3/16	$9,784	$10,513	$10,493
4/16	$9,784	$10,679	$10,740
5/16	$9,981	$10,739	$10,868
6/16	$9,721	$10,619	$10,662
7/16	$10,079	$11,068	$11,250
8/16	$10,088	$11,077	$11,266
9/16	$10,222	$11,136	$11,434
10/16	$9,981	$10,920	$11,013
11/16	$10,303	$11,077	$11,474
12/16	$10,572	$11,342	$11,748
1/17	$10,795	$11,616	$12,018
2/17	$11,055	$11,938	$12,273
3/17	$11,243	$12,066	$12,364
4/17	$11,476	$12,244	$12,613
5/17	$11,655	$12,503	$12,693
6/17	$11,825	$12,551	$12,890
7/17	$12,138	$12,852	$13,182
8/17	$12,022	$12,870	$13,174
9/17	$12,442	$13,159	$13,694
10/17	$12,541	$13,407	$13,893
11/17	$12,917	$13,698	$14,196
12/17	$13,023	$13,883	$14,410
1/18	$13,519	$14,616	$14,920
2/18	$12,959	$14,011	$14,323
3/18	$13,106	$13,705	$14,330
4/18	$13,225	$13,863	$14,462
5/18	$13,584	$13,950	$14,848
6/18	$13,584	$13,943	$14,798
7/18	$13,740	$14,378	$14,978
8/18	$13,942	$14,556	$15,307
9/18	$13,923	$14,637	$15,088
10/18	$12,647	$13,563	$13,593
11/18	$12,849	$13,717	$13,680
12/18	$11,816	$12,674	$12,413
1/19	$12,796	$13,660	$13,692
2/19	$13,311	$14,070	$14,205
3/19	$13,301	$14,255	$14,116
4/19	$13,755	$14,761	$14,556
5/19	$13,179	$13,909	$13,604
6/19	$14,028	$14,826	$14,395
7/19	$14,109	$14,899	$14,477
8/19	$13,856	$14,594	$13,983
9/19	$13,997	$14,905	$14,271
10/19	$14,189	$15,284	$14,665
11/19	$14,735	$15,710	$15,140
12/19	$15,177	$16,180	$15,664
1/20	$14,947	$16,082	$15,229
2/20	$13,725	$14,723	$13,829
3/20	$11,239	$12,774	$10,956
4/20	$12,597	$14,170	$12,428
5/20	$13,516	$14,854	$13,306
6/20	$13,631	$15,247	$13,649
7/20	$14,237	$15,977	$14,183
8/20	$14,884	$17,044	$14,991
9/20	$14,560	$16,456	$14,667
10/20	$14,613	$15,951	$14,664
11/20	$16,138	$17,991	$16,919
12/20	$17,345	$18,754	$18,165
1/21	$17,050	$18,567	$18,540
2/21	$17,778	$19,043	$19,466
3/21	$18,231	$19,677	$19,877
4/21	$19,118	$20,592	$20,648
5/21	$19,297	$20,889	$20,823
6/21	$19,170	$21,200	$20,866
7/21	$19,540	$21,580	$20,724
8/21	$19,856	$22,117	$21,228
9/21	$19,002	$21,199	$20,568
10/21	$19,856	$22,400	$21,311
11/21	$19,149	$21,909	$20,276
12/21	$20,271	$22,845	$21,026
1/22	$18,555	$21,636	$19,438
2/22	$18,641	$21,089	$19,480
3/22	$18,285	$21,668	$19,660
4/22	$16,851	$19,868	$18,125
5/22	$16,582	$19,883	$18,087
6/22	$15,172	$18,161	$16,282
7/22	$16,582	$19,602	$17,765
8/22	$15,589	$18,783	$17,187
9/22	$14,192	$17,037	$15,423
10/22	$15,381	$18,260	$16,663
11/22	$16,521	$19,530	$17,690
12/22	$15,962	$18,701	$17,083
1/23	$17,301	$20,024	$18,666
2/23	$16,969	$19,542	$18,286
3/23	$16,982	$20,146	$17,815
4/23	$17,161	$20,499	$17,797
5/23	$16,523	$20,295	$17,302
6/23	$17,326	$21,522	$18,389
7/23	$17,862	$22,245	$19,291
8/23	$17,148	$21,714	$18,556
9/23	$16,102	$20,777	$17,582
10/23	$15,312	$20,174	$16,503
11/23	$16,906	$22,066	$18,040
12/23	$18,220	$23,149	$19,775
1/24	$17,733	$23,427	$19,228
2/24	$18,272	$24,420	$19,869
3/24	$18,824	$25,205	$20,643
4/24	$17,759	$24,268	$19,577
5/24	$18,323	$25,352	$20,468
6/24	$18,015	$25,868	$20,070
7/24	$19,119	$26,324	$21,445
8/24	$19,568	$27,020	$21,551
9/24	$19,747	$27,514	$21,954
10/24	$18,849	$26,969	$21,363
11/24	$20,119	$28,206	$22,744
12/24	$18,972	$27,471	$21,387
1/25	$19,473	$28,440	$22,128
2/25	$19,053	$28,236	$21,395
3/25	$18,512	$26,979	$20,589
4/25	$18,471	$27,218	$20,733
5/25	$19,405	$28,830	$21,937
6/25	$19,690	$30,074	$22,974
7/25	$19,216	$30,461	$23,250
8/25	$19,974	$31,255	$24,449
9/25	$19,562	$32,260	$24,933

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.91)%	6.09%	7.52%
Class A with 5.25% Maximum Sales Charge	(6.10)%	4.95%	6.93%
MSCI World Index (net of foreign withholding taxes)	17.25%	14.40%	12.42%
MSCI World Small Cap Index (net of foreign withholding taxes)	13.57%	11.19%	9.56%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 20,958,100
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 24,955
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,958,100
# of Portfolio Holdings	136
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waiver)	$24,955

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	3.2%
Bermuda	0.8%
Sweden	1.0%
Germany	1.6%
Netherlands	2.2%
Australia	2.8%
Canada	3.0%
Italy	3.7%
United Kingdom	10.8%
Japan	11.4%
United States	59.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	1.9%
Dorman Products, Inc.	1.6%
Performance Food Group Co.	1.5%
Donaldson Co., Inc.	1.5%
AptarGroup, Inc.	1.5%
Babcock International Group PLC	1.4%
Southstate Bank Corp.	1.4%
Burlington Stores, Inc.	1.4%
A.O. Smith Corp.	1.3%
CBIZ, Inc.	1.3%
Total	14.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241881
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class C
Trading Symbol	CSQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	2.06%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Amplifon SpA, an Italian hearing device manufacturer, detracted from relative returns as its share price dropped due to softening demand resulting in downward revisions in revenue

↓ CBIZ, Inc. detracted from returns as its shares came under pressure due to higher costs and leverage related to a recent acquisition, and weaker pricing impacting investor sentiment

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, boosted results due to rising defense spending in Europe and securing government contracts

↑ Euronext NV, a Dutch investment banking firm offering trading and post trading services helped returns as it benefitted from its strong revenues in trading services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI World Index	MSCI World Small Cap Index
9/15	$10,000	$10,000	$10,000
10/15	$10,572	$10,792	$10,574
11/15	$10,655	$10,739	$10,692
12/15	$10,311	$10,550	$10,423
1/16	$9,634	$9,919	$9,613
2/16	$9,574	$9,845	$9,679
3/16	$10,287	$10,513	$10,493
4/16	$10,287	$10,679	$10,740
5/16	$10,477	$10,739	$10,868
6/16	$10,192	$10,619	$10,662
7/16	$10,560	$11,068	$11,250
8/16	$10,572	$11,077	$11,266
9/16	$10,703	$11,136	$11,434
10/16	$10,441	$10,920	$11,013
11/16	$10,774	$11,077	$11,474
12/16	$11,047	$11,342	$11,748
1/17	$11,273	$11,616	$12,018
2/17	$11,546	$11,938	$12,273
3/17	$11,736	$12,066	$12,364
4/17	$11,962	$12,244	$12,613
5/17	$12,140	$12,503	$12,693
6/17	$12,318	$12,551	$12,890
7/17	$12,627	$12,852	$13,182
8/17	$12,496	$12,870	$13,174
9/17	$12,924	$13,159	$13,694
10/17	$13,031	$13,407	$13,893
11/17	$13,411	$13,698	$14,196
12/17	$13,515	$13,883	$14,410
1/18	$14,015	$14,616	$14,920
2/18	$13,430	$14,011	$14,323
3/18	$13,564	$13,705	$14,330
4/18	$13,686	$13,863	$14,462
5/18	$14,052	$13,950	$14,848
6/18	$14,040	$13,943	$14,798
7/18	$14,186	$14,378	$14,978
8/18	$14,393	$14,556	$15,307
9/18	$14,369	$14,637	$15,088
10/18	$13,039	$13,563	$13,593
11/18	$13,234	$13,717	$13,680
12/18	$12,158	$12,674	$12,413
1/19	$13,172	$13,660	$13,692
2/19	$13,693	$14,070	$14,205
3/19	$13,665	$14,255	$14,116
4/19	$14,131	$14,761	$14,556
5/19	$13,528	$13,909	$13,604
6/19	$14,392	$14,826	$14,395
7/19	$14,460	$14,899	$14,477
8/19	$14,200	$14,594	$13,983
9/19	$14,323	$14,905	$14,271
10/19	$14,515	$15,284	$14,665
11/19	$15,063	$15,710	$15,140
12/19	$15,511	$16,180	$15,664
1/20	$15,269	$16,082	$15,229
2/20	$14,016	$14,723	$13,829
3/20	$11,466	$12,774	$10,956
4/20	$12,834	$14,170	$12,428
5/20	$13,774	$14,854	$13,306
6/20	$13,888	$15,247	$13,649
7/20	$14,486	$15,977	$14,183
8/20	$15,141	$17,044	$14,991
9/20	$14,799	$16,456	$14,667
10/20	$14,842	$15,951	$14,664
11/20	$16,380	$17,991	$16,919
12/20	$17,592	$18,754	$18,165
1/21	$17,289	$18,567	$18,540
2/21	$18,010	$19,043	$19,466
3/21	$18,458	$19,677	$19,877
4/21	$19,353	$20,592	$20,648
5/21	$19,511	$20,889	$20,823
6/21	$19,381	$21,200	$20,866
7/21	$19,742	$21,580	$20,724
8/21	$20,031	$22,117	$21,228
9/21	$19,165	$21,199	$20,568
10/21	$20,016	$22,400	$21,311
11/21	$19,295	$21,909	$20,276
12/21	$20,417	$22,845	$21,026
1/22	$18,670	$21,636	$19,438
2/22	$18,741	$21,089	$19,480
3/22	$18,370	$21,668	$19,660
4/22	$16,923	$19,868	$18,125
5/22	$16,641	$19,883	$18,087
6/22	$15,211	$18,161	$16,282
7/22	$16,623	$19,602	$17,765
8/22	$15,617	$18,783	$17,187
9/22	$14,206	$17,037	$15,423
10/22	$15,388	$18,260	$16,663
11/22	$16,517	$19,530	$17,690
12/22	$15,945	$18,701	$17,083
1/23	$17,269	$20,024	$18,666
2/23	$16,933	$19,542	$18,286
3/23	$16,933	$20,146	$17,815
4/23	$17,101	$20,499	$17,797
5/23	$16,467	$20,295	$17,302
6/23	$17,251	$21,522	$18,389
7/23	$17,773	$22,245	$19,291
8/23	$17,045	$21,714	$18,556
9/23	$16,001	$20,777	$17,582
10/23	$15,199	$20,174	$16,503
11/23	$16,784	$22,066	$18,040
12/23	$18,070	$23,149	$19,775
1/24	$17,584	$23,427	$19,228
2/24	$18,107	$24,420	$19,869
3/24	$18,631	$25,205	$20,643
4/24	$17,565	$24,268	$19,577
5/24	$18,126	$25,352	$20,468
6/24	$17,808	$25,868	$20,070
7/24	$18,874	$26,324	$21,445
8/24	$19,304	$27,020	$21,551
9/24	$19,473	$27,514	$21,954
10/24	$18,575	$26,969	$21,363
11/24	$19,810	$28,206	$22,744
12/24	$18,666	$27,471	$21,387
1/25	$19,170	$28,440	$22,128
2/25	$18,727	$28,236	$21,395
3/25	$18,182	$26,979	$20,589
4/25	$18,142	$27,218	$20,733
5/25	$19,049	$28,830	$21,937
6/25	$19,311	$30,074	$22,974
7/25	$18,827	$30,461	$23,250
8/25	$19,553	$31,255	$24,449
9/25	$19,150	$32,260	$24,933

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.66)%	5.29%	6.71%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.57)%	5.29%	6.71%
MSCI World Index (net of foreign withholding taxes)	17.25%	14.40%	12.42%
MSCI World Small Cap Index (net of foreign withholding taxes)	13.57%	11.19%	9.56%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 20,958,100
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 24,955
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,958,100
# of Portfolio Holdings	136
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waiver)	$24,955

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	3.2%
Bermuda	0.8%
Sweden	1.0%
Germany	1.6%
Netherlands	2.2%
Australia	2.8%
Canada	3.0%
Italy	3.7%
United Kingdom	10.8%
Japan	11.4%
United States	59.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	1.9%
Dorman Products, Inc.	1.6%
Performance Food Group Co.	1.5%
Donaldson Co., Inc.	1.5%
AptarGroup, Inc.	1.5%
Babcock International Group PLC	1.4%
Southstate Bank Corp.	1.4%
Burlington Stores, Inc.	1.4%
A.O. Smith Corp.	1.3%
CBIZ, Inc.	1.3%
Total	14.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241879
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class I
Trading Symbol	CSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Amplifon SpA, an Italian hearing device manufacturer, detracted from relative returns as its share price dropped due to softening demand resulting in downward revisions in revenue

↓ CBIZ, Inc. detracted from returns as its shares came under pressure due to higher costs and leverage related to a recent acquisition, and weaker pricing impacting investor sentiment

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, boosted results due to rising defense spending in Europe and securing government contracts

↑ Euronext NV, a Dutch investment banking firm offering trading and post trading services helped returns as it benefitted from its strong revenues in trading services

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World Index	MSCI World Small Cap Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,034,382	$1,054,998	$1,042,280
3/16	$1,033,463	$1,051,309	$1,049,295
6/16	$1,027,946	$1,061,909	$1,066,189
9/16	$1,082,193	$1,113,576	$1,143,413
12/16	$1,119,891	$1,134,234	$1,174,773
3/17	$1,191,608	$1,206,552	$1,236,388
6/17	$1,254,131	$1,255,130	$1,288,995
9/17	$1,319,412	$1,315,864	$1,369,409
12/17	$1,383,178	$1,388,306	$1,440,977
3/18	$1,391,681	$1,370,520	$1,433,024
6/18	$1,443,645	$1,394,290	$1,479,836
9/18	$1,481,437	$1,463,734	$1,508,819
12/18	$1,257,248	$1,267,364	$1,241,318
3/19	$1,416,091	$1,425,528	$1,411,591
6/19	$1,494,994	$1,482,558	$1,439,455
9/19	$1,491,879	$1,490,485	$1,427,104
12/19	$1,619,950	$1,618,044	$1,566,422
3/20	$1,200,719	$1,277,419	$1,095,566
6/20	$1,456,558	$1,524,712	$1,364,855
9/20	$1,557,603	$1,645,603	$1,466,681
12/20	$1,855,604	$1,875,354	$1,816,466
3/21	$1,951,321	$1,967,652	$1,987,683
6/21	$2,053,564	$2,120,030	$2,086,622
9/21	$2,036,161	$2,119,879	$2,056,814
12/21	$2,174,332	$2,284,504	$2,102,613
3/22	$1,961,557	$2,166,784	$1,965,972
6/22	$1,629,175	$1,816,057	$1,628,202
9/22	$1,524,676	$1,703,686	$1,542,313
12/22	$1,716,447	$1,870,059	$1,708,275
3/23	$1,826,593	$2,014,628	$1,781,549
6/23	$1,865,931	$2,152,217	$1,838,851
9/23	$1,734,805	$2,077,712	$1,758,192
12/23	$1,965,311	$2,314,892	$1,977,497
3/24	$2,030,116	$2,520,469	$2,064,285
6/24	$1,944,150	$2,586,797	$2,006,997
9/24	$2,133,275	$2,751,441	$2,195,387
12/24	$2,050,720	$2,747,104	$2,138,715
3/25	$2,001,860	$2,697,869	$2,058,923
6/25	$2,130,291	$3,007,364	$2,297,446
9/25	$2,119,123	$3,226,008	$2,493,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.66)%	6.35%	7.79%
MSCI World Index (net of foreign withholding taxes)	17.25%	14.40%	12.42%
MSCI World Small Cap Index (net of foreign withholding taxes)	13.57%	11.19%	9.56%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 20,958,100
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 24,955
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,958,100
# of Portfolio Holdings	136
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waiver)	$24,955

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	3.2%
Bermuda	0.8%
Sweden	1.0%
Germany	1.6%
Netherlands	2.2%
Australia	2.8%
Canada	3.0%
Italy	3.7%
United Kingdom	10.8%
Japan	11.4%
United States	59.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	1.9%
Dorman Products, Inc.	1.6%
Performance Food Group Co.	1.5%
Donaldson Co., Inc.	1.5%
AptarGroup, Inc.	1.5%
Babcock International Group PLC	1.4%
Southstate Bank Corp.	1.4%
Burlington Stores, Inc.	1.4%
A.O. Smith Corp.	1.3%
CBIZ, Inc.	1.3%
Total	14.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745